Ivy Funds

Supplement dated June 4, 2012 to the
Ivy Funds Prospectus
dated July 29, 2011
and as supplemented August 18, 2011, August 31, 2011, November 16, 2011,
February 17, 2012, April 24, 2012 and May 8, 2012

Effective June 4, 2012, The Bank of New York Mellon will become the custodian and foreign custody manager, respectively for each Fund. Accordingly, the reference in this Prospectus on page 258 to UMB Bank, n.a., is deleted and replaced with The Bank of New York Mellon, which is located at One Wall Street, New York, NY 10286, effective as of that date.

The Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 75 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.49%	0.71%	0.40%	1.10%	0.29%	0.30%
Total Annual Fund Operating Expenses	1.44%	2.41%	2.10%	2.05%	0.99%	1.25%
Fee Waiver and/or Expense Reimbursement[2]	0.09%	0.11%	0.08%	0.72%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.30%	2.02%	1.33%	0.91%	1.17%

[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
The Example table in the “Fees and Expenses” section on pages 75-76 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	633	1,041	1,376	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	233	741	1,276	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 78 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	8.01%	7.64%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)	11.15%	4.82%	5.54%
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from J.P. Morgan Non-U.S. Government Bond Index and MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the 60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.44%	4.45%	5.66%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%